REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

Shareholders and
Board of Trustees
Northern Lights Fund
Trust II
Omaha, Nebraska 68130

In planning and performing
our audit of the financial
statements of the Weitz Core
Plus Bond ETF, Weitz
Multisector Bond ETF and
Weitz Short Duration Bond
ETF, each a series of
Northern Lights Fund Trust
II (the Trust) as of
and for the period ended
May 31, 2026, in accordance
with the standards of the
Public Company Accounting
Oversight Board (United
States), we considered its
internal control over
financial reporting,
including control activities
for safeguarding securities,
as a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply
with the requirements of
Form NCEN, but not for the
purpose of expressing an
opinion on the effectiveness
of the Trusts internal
control over financial
reporting. Accordingly, we
express no such opinion.

The management of the Trust
is responsible for establishing
and maintaining effective
internal control over financial
reporting. In fulfilling this
responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A companys internal
control over financial reporting
is a process designed to provide
reasonable assurance regarding
the reliability of financial
reporting and the preparation of
financial statements for
external purposes in accordance
with generally accepted
accounting principles. A companys
internal control over financial
reporting includes those policies
and procedures that (1) pertain
to the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the company; (2)
provide reasonable assurance that
transactions are recorded as
necessary to permit preparation
of financial statements in
accordance with generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations
of management and directors
of the company; and (3) provide
reasonable assurance regarding
prevention or timely detection
of unauthorized acquisition, use
or disposition of a companys
assets that could have a material
effect on the financial statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become inadequate
because of changes in conditions,
or that the degree of compliance
with the policies or procedures
may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such
that there is a reasonable
possibility that a material
misstatement of the companys
annual or interim financial
statements will not be prevented
or detected on a timely basis.

Our consideration of the Trusts
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the Public
Company Accounting Oversight
Board United States. However,
we noted no deficiencies in the
Trusts internal control over
financial reporting and its
operation, including controls
for safeguarding securities,
which we consider to be material
weaknesses, as defined above,
as of May 31, 2026.

This report is intended solely
for the information and use of
management, Shareholders and
Board of Trustees of Northern
Lights Fund Trust II and the
Securities and Exchange
Commission, and is not intended
to be and should not be
used by anyone other than these
specified parties.

/s/ TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 29, 2026

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